Inventory	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Inventory
4. Inventory
Inventory is carried at the lower of cost or net realizable value using the first-in,
first-out
(“FIFO”) method. Cost is determined using the weighted average cost method. Inventory write-downs are recorded for shrinkage, damaged, stale and slow-moving items. Inventories consisted of the following (in thousands):

	As of September 30, 2021	As of December 31, 2020
Raw materials	$161	$21
Work-in-process	53	83
Finished goods	1	5
Packaging	266	182
Consignment	166	21

Inventory allowance	(17)	(69)

Total inventory, net	$630	$243

The assessment of recoverability of inventories and the amounts of any write-downs are based on currently available information and assumptions about future demand and market conditions. Demand for produce may fluctuate significantly over time, and actual demand and market conditions may be more or less favorable than the Company’s projections. If actual demand is lower than originally projected, additional inventory write- downs may be required.

3. Inventory
Inventories as of December 31, 2020 and 2019, consisted of the following (in thousands
):

	As of December 31,
	2020	2019
Raw materials	$21	$—
Work-in-process	83	—
Finished goods	5	—
Packaging	182	—
Consignment	21

Inventory allowance	(69)	—

Total inventory, net	$243	$—

The assessment of recoverability of inventories and the amounts of any write-downs are based on currently available information and assumptions about future demand and market conditions. Demand for produce may fluctuate significantly overtime, and actual demand and market conditions may be more or less favorable than our projections. In the event that actual demand is lower than originally projected, additional inventory write-downs may be required.